Note 5 - Inventories, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Write-down of inventories	$ (5,195)	$ 129,686	$ 6,713
Inventory Write-down	$ 129,686		$ 6,713